Segment information and revenue from contracts with customers - Information by operating segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Segment information
Number of reportable segments | segment	2
Total Revenues from contracts with external customers	€ 48,536	€ 47,473	€ 42,234
Selling expense	12,564	9,924	9,326
Adjusted EBITDA	(19,120)	(27,857)	(38,124)
Depreciation and amortization (including impairments)	7,610	8,932	10,464
Research and development expenses	12,361	17,488	19,297
Share of income (loss) of investments accounted for by the equity method	(302)
Additions to property, plant and equipment and right-of-use assets	1,894	3,379	1,887
Additions to intangible assets	2,239	1,727	2,787
Other segment information
Research and development expenses	12,361	17,488	19,297
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	14,802	16,115	15,641
Diagnostics
Segment information
Total Revenues from contracts with external customers	33,734	31,358	26,593
Operating segment
Segment information
Adjusted EBITDA EX	(19,120)	(27,857)	(38,124)
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	14,802	16,115	15,641
Adjusted EBITDA	1,589	6,802	4,785
Depreciation and amortization (including impairments)	877	801	2,076
Additions to property, plant and equipment and right-of-use assets	18	1,244	690
Additions to intangible assets	182	162	2,401
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	33,734	31,358	26,593
Adjusted EBITDA	5,087	6,438	3,030
Depreciation and amortization (including impairments)	1,338	1,790	2,539
Additions to property, plant and equipment and right-of-use assets	12	910	261
Additions to intangible assets		14
Operating segment | JV
Segment information
Adjusted EBITDA	4,462
Share of income (loss) of investments accounted for by the equity method	(302)
Corporate
Segment information
Adjusted EBITDA	(30,258)	(41,097)	(45,939)
Depreciation and amortization (including impairments)	5,395	6,340	5,849
Research and development expenses	12,361	17,488	19,297
Additions to property, plant and equipment and right-of-use assets	1,864	1,225	936
Additions to intangible assets	€ 2,057	€ 1,551	€ 386